VictoryShares US EQ Income Enhanced Volatility Wtd ETF Investment Strategy - VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) directly or indirectly in the securities included in the Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index (the “Index”). The Index is an unmanaged, volatility weighted index maintained exclusively by Nasdaq, Inc. (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Adviser.The Index combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities. In accordance with a rules-based mathematical formula, the Index tactically reduces its exposure to the equity markets during periods of significant market decline and reallocates to stocks when market prices have further declined or rebounded. The term “Enhanced” in the Fund’s name refers to a feature of the Index that is designed to enhance risk-adjusted returns while attempting to minimize downside market risk through defensive positioning, as described below.The Index follows a rules-based methodology to construct its constituent securities:◼The Index universe begins with the stocks included in the Nasdaq Victory US Large Cap 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest U.S. companies by market capitalization with positive earnings over the last 12 months.◼The Index identifies the 100 highest dividend yielding stocks in the Nasdaq Victory US Large Cap 500 Volatility Weighted Index.◼The 100 stocks are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%. The Index may include less than 100 stocks depending on the number of companies meeting the Index’s criteria. As of September 30, 2026, the Index had a market capitalization range from $4.0 billion to $669.2 billion.The Index follows a mathematical index construction process designed to limit risk during periods of significant (non-normal) market decline by reducing its exposure to the equity market by allocating a portion of the index to cash or cash equivalents. Market decline is measured at month-end by reference to the Nasdaq Victory US Large Cap 100 High Dividend Volatility Weighted Index (“Reference Index”), which is composed of the same securities as in the Index but without any allocation to cash.A “significant market decline” means a decline of 8% or more from the Reference Index’s all-time daily high closing value compared to its most recent month-end closing value, during which the Index’s exposure to the market may be as low as 25% depending on the magnitude and duration of such decline.During a period of significant market decline that is 8% or more but less than 16% (the “initial trigger point”), the Index will allocate 75% of the stocks included in the Index to cash or cash equivalents, with the remaining 25% consisting of stocks included in the Reference Index. The Index will reallocate all or a portion of its cash or cash equivalents to stocks when the Reference Index reaches certain additional trigger points, measured at a subsequent month end, as follows: ◼The Index will return to being 100% allocated to stocks if the subsequent month end closing value of the stocks in the Reference Index returns to a level that is less than the initial trigger point. ◼If the Reference Index declines by 16% or more but less than 24% from its all-time daily high closing value as measured at a subsequent month end, the Index will reallocate an additional 25% to the stocks in the Reference Index at their current securities weightings and the Index will then be 50% allocated to stocks included in the Reference Index. ◼If the Reference Index declines by 24% or more but less than 32% from its all-time daily high closing value as measured at a subsequent month end, the Index will reallocate another 25% to the stocks of the Reference Index at their current securities weighting and the Index will then be 75% allocated to stocks included in the Reference Index. ◼If the Reference Index declines by 32% or more from its all-time daily high closing value as measured at a subsequent month end, the Index will reallocate the remaining 25% to the stocks in the Reference Index at their current securities weighting. At this point, the Index will be 100% allocated to stocks included in the Reference Index. The Index will make any prescribed allocations to cash in accordance with the mathematical formula only at month end. In the event that it does, the Fund may experience higher portfolio turnover and incur additional transaction costs.During any periods of significant market decline, when the Index’s exposure to the market is less than 100%, the cash portion of the Index will be invested in 30-day U.S. Treasury bills or in money market mutual funds that primarily invest in short-term U.S. Treasury obligations. While the Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index, at times the Fund may pursue its investment objective by investing in the Index securities indirectly by investing all or a portion of its assets in another investment company advised by the Adviser, including an exchange-traded fund (“ETF”), that seeks to track the Index or the Reference Index.